STATUTORY RESERVES (Details Textual)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Statutory Reserves [Line Items]
Statutory Accounting Practices Statutory Reserve Requirements	The statutory reserve requires annual appropriations of 10% of after-tax profit (as determined at each year-end and after setting off against any accumulated losses from prior years) until such fund has reached 50% of VIEs registered capital.
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	50.00%	50.00%